Note 15 - Stock-based Compensation - Option Activity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Outstanding (in shares) | shares	714,085
Outstanding (in dollars per share) | $ / shares	$ 59.79
Granted (in shares) | shares	117,022
Granted, weighted-average exercise price (in dollars per share) | $ / shares	$ 7.75
Forfeited (in shares) | shares	(35,645)
Forfeited, weighted-average exercise price (in dollars per share) | $ / shares	$ 26.46
Expired (in shares) | shares	(69,839)
Expired, weighted-average exercise price (in dollars per share) | $ / shares	$ 60.42
Exercised (in shares) | shares	0
Exercised, weighted-average exercise price (in dollars per share) | $ / shares	$ 0
Outstanding (in shares) | shares	725,623
Outstanding, weighted-average exercise price (in dollars per share) | $ / shares	$ 52.98
Outstanding, weighted-average remaining contractual life (Year)	5 years 3 months 18 days
Outstanding, aggregate intrinsic value | $	$ 0
Vested and exercisable options (in shares) | shares	515,933
Vested and exercisable options, weighted-average exercise price (in dollars per share) | $ / shares	$ 65.76
Vested and exercisable options, weighted-average remaining contractual life (Year)	3 years 10 months 24 days
Vested and exercisable options, aggregate intrinsic value | $	$ 0
Vested and expected to vest (in shares) | shares	725,623
Vested and expected to vest, weighted-average exercise price (in dollars per share) | $ / shares	$ 52.80
Vested and expected to vest, weighted-average remaining contractual life (Year)	5 years 3 months 18 days
Vested and expected to vest, aggregate intrinsic value | $	$ 0